Related Party Transactions	12 Months Ended
Oct. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of October 31, 2024 and 2023 and transactions for the years ended October 31, 2024, 2023 and 2022 are identified as follows:

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Dr. Guohua Zhang(1)	Former Chief Executive Officer and Chairman of the Board
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Topsheen Shipping Limited (Topsheen Ltd.”)	Controlled by Mr. Dong Zhang
Keen Best Shipping Co., Limited	Controlled by Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang
Welly Focus Shipping Co. Limited	Controlled by Mr. Dong Zhang
Top Wisdom Shipping Management Co. Limited	Controlled by Mr. Dong Zhang
Beijing Hanpu Technology Co., Ltd.	Controlled by Dr. Guohua Zhang
Max Bright Marine Service Co. Ltd.	Controlled by Mr. Dong Zhang
Top Legend Shipping Co. Limited	Controlled by Mr. Dong Zhang
Top Creation International (HK) Limited	Controlled by Mr. Dong Zhang,
Top Moral Shipping Limited	Controlled by Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang

(1)	Prior to July 11, 2024, Dr. Guohua Zhang (“Dr. Zhang”), the former Chairman of the Board of Directors and the Chief Executive Officer and Interim Chief Financial Officer of our company was the ultimate controlling shareholder of our company, holding a 67.14% beneficial ownership interest of our outstanding Class A Ordinary Shares. On July 11, 2024, Dr. Zhang and an affiliate transferred 20,000,000 Class A Ordinary Shares, representing 35.85% of our outstanding shares, to High-Trend. In connection the transaction, Dr. Zhang resigned as our Chief Executive Officer and Interim Chief Financial Officer and ceased to serve as Chairman of our Board on October 16, 2024. The shareholders voted to approve the proposed removal of Dr. Zhang as a director of the Company on January 3, 2025. After the July 11, 2024 transaction, Mr. Jinyu Chang as the sole shareholder and manager of High-Trend, became the ultimate controlling shareholders of our company.

(a)	Due from related parties

Due from related parties consisted of the following:

	October 31, 2024	October 31, 2023

Top Wisdom Shipping Management Co. Limited (1)	-	4,183
High-Trend (2)	3,472	-
Total	$3,472	$4,183

(1)	The balances mainly represented prepayments to Top Wisdom Shipping Management Co. Limited in connection with shipping management services provided to us. The balance as of October 31, 2023 has been subsequently utilized as of August 31, 2024.

(2)	The balances mainly represented one-time advance to cover emergency business costs to High-Trend as of October 31, 2024 and collected in November 2024.
(b)	Due to related parties

Due to related parties consisted of the following:

	October 31, 2024	October 31, 2023
Topsheen Shipping Limited (1)	$4,540,347	$1,182,319
Shanghai Weisheng International Logistics Co., Ltd.	4,137	6,794
Beijing Hanpu Technology Co., Ltd.(2)	-	579,147
Nanjing Derun Shipping Co., Ltd.	6,242	-
Dr. Guohua Zhang(3)	952,181	2,030,479
New Galion	-	99,833
Total	$5,502,907	$3,898,572

(1)	The balances mainly represented the working capital advances provided by Topsheen Shipping Limited. For the year ended October 31, 2024, Topsheen Shipping Limited provided to the Group with short-term working capital advances of $10.7 million, including a loan of $4,453,000 provided on October 14, 2024. We repaid $7.3 million during the fiscal year. During the year ended October 31, 2023, Topsheen Shipping Limited provided to the Group with a working capital loan of $9.0 million and an advance of $4.1 million. The Group repaid $12.1 million during the year. The remaining balance as of October 31, 2024 is unsecured, interest free and repayable on demand.

(2)	On May 20, 2022, the Company entered into a vessel purchase agreement with a related party — Beijing Hanpu Technology Co., Ltd. to acquire a testing vessel for the purpose of testing and trial operation for wood desiccation with the total purchase price of approximately $0.6 million. The testing vessel was delivered to the Company on June 6, 2022. In October 2024, Beijing Hanpu Technology Co., Ltd. repurchased the vessel at the original selling price and settled the liabilities accordingly.

(3)	As of October 31, 2024 and 2023, Dr. Guohua Zhang advanced $952,181 and $2,030,479 to us to pay operating business expanses, respectively. All these advances are non-interest bearing and due on demand.

(c)	Issued convertible note to related party

On September 16, 2024, the Company issued the September 2024 Note to High-Trend, which was converted into 35,480,000 Class A Ordinary Shares on September 23, 2024 (See Note 8)

(d)	Services provided by related parties*

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Topsheen Shipping Limited	$32,074,722	$28,809,218	$67,394,526
Max Bright Marine Service Co. Ltd	4,722,665	2,648,111	2,526,064
Welly Focus Shipping Co. Limited	-	-	99,615
Top Wisdom Shipping Management Co. Limited	-	64,967	20,000
Top Creation International (HK) Limited	3,223,900	1,856,363	-
Top Moral Shipping Limited	3,594,467	8,567	-
Nanjing Derun Shipping Co., Ltd	-	-	565,465
Top Legend Shipping Co. Limited	3,797,942	3,176,917	1,256,111
Total	$47,413,696	$36,564,143	$71,861,781

*	The Group generally leased vessels or incurred the related freight costs with the above related parties.

The Group have had and continue to have a significant amount of related party transactions, primarily with companies controlled by Mr. Dong Zhang. These related party transactions are of two types: (1) the Group engage these companies to lease vessels for in the market and sub-lease them to the Group. Because each of these companies has specific relationships with different vessel owners, each of them is able to lease vessels of different style and availability for us; (2) these companies hire the Company to provide transportation/freight services on their behalf.

The Group leased vessels from the above related parties throughout the year pursuant to either term agreement with Topsheen Ltd. or one-off arrangements for the Group special needs (such as during peak season), which are frequent throughout the year with different related parties. the Group also provide transportation/freight to related parties frequently throughout the year pursuant to one-off arrangements.

(e)	Services provided to related parties**

The Group provide transportation/freight to related parties frequently throughout the year pursuant to one-off arrangements where the Group transport their goods on our vessels for a fee.

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Shanghai Weisheng International Logistics Co., Ltd	$249,753	$371,826	$729,146
Nanjing Derun Shipping Co., Ltd	73,532	-	5,590
Topsheen Shipping Limited	-	106,235	142,531
Total	$323,285	$478,061	$877,267

**	The Group generally provided transportation services to the above related parties.

The Group provide transportation/freight to related parties frequently throughout the year pursuant to one-off arrangements where the Group transport their goods on our vessels for a fee.

(f)	Loan guarantee provided by a related party

Mr. Dong Zhang provided a guarantee for the repayment of our long-term loan. (See Note 7)

(g)	Strategic purchase contract with a related party

On April 20, 2022, the Company entered into a strategic purchase contract with New Galion Group (HK) CO LTD (“New Galion”), a related party controlled by Dr. Guohua Zhang. The Company agreed to purchase four sets of Maritime Carbon Neutral Intelligent Control Platform systems (the “Systems”) from New Galion for total consideration of approximately $16.2 million (HK Dollar 127.0 million) (the “Consideration”) which was to be paid in four instalments with the first payment (30% of the Consideration) payable on the Company’s acceptance of New Galion’s ship modification design report for the Systems. New Galion agreed to deliver the first set of the Systems before July 1, 2022 and deliver the rest of equipment according to Company’s shipment schedule. On June 20, 2022, the Company entered into a supplemental agreement with New Galion to defer the first delivery. The Company had the obligations to make prepayment under the agreement but did not made any payments to New Galion when it was apparent to us that their technologies would not meet our requirements. New Galion did not deliver any Systems. This agreement was mutually terminated on February 29, 2024.